VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Austria: 0.5%
Verbund AG	12,626	$1,100,218
Brazil: 1.5%
Centrais Eletricas Brasileiras SA (ADR)	299,812	1,987,754
Cia Energetica de Minas Gerais (ADR) †	440,506	986,733
Cia Paranaense de Energia (ADR)	25,944	174,344
		3,148,831
Canada: 2.7%
Ballard Power Systems, Inc. (USD) * †	99,011	551,491
Boralex, Inc. †	34,900	1,061,171
Canadian Solar, Inc. (USD) * †	16,528	657,980
Innergex Renewable Energy, Inc. †	51,803	561,915
Northland Power, Inc. †	97,772	2,447,641
TransAlta Renewables, Inc. †	41,669	383,022
		5,663,220
Chile: 0.5%
Enel Americas SA	7,538,186	998,277
China: 15.4%
BYD Co. Ltd. (HKD)	304,500	8,957,161
China Everbright Environment Group Ltd. (HKD)	1,367,000	586,319
China Longyuan Power Group Corp. Ltd. (HKD)	691,000	788,297
Daqo New Energy Corp. (ADR) *	21,814	1,021,768
GCL Technology Holdings Ltd. (HKD) *	7,927,000	2,051,679
JinkoSolar Holding Co. Ltd. (ADR) * †	13,305	678,821
Li Auto, Inc. (ADR) *	236,196	5,893,090
NIO, Inc. (ADR) *	558,497	5,869,803
Xinyi Solar Holdings Ltd. (HKD)	2,154,000	2,582,194
XPeng, Inc. (ADR) *	214,990	2,388,539
Zhejiang Leapmotor Technologies Ltd. (HKD) 144A * †	316,800	1,575,323
		32,392,994
Denmark: 8.5%
Orsted AS 144A	73,846	6,308,452
ROCKWOOL International A/S	2,980	732,112
Vestas Wind Systems A/S	374,504	10,935,074
		17,975,638
France: 0.4%
Neoen SA 144A †	27,761	876,875
Germany: 0.7%
Encavis AG	44,002	757,255
Nordex SE *	48,814	718,744
		1,475,999
	Number of Shares	Value
Ireland: 1.4%
Kingspan Group Plc	41,879	$2,874,930
Italy: 7.1%
Enel SpA	2,345,889	14,333,177
ERG SpA	21,711	659,963
		14,993,140
Japan: 0.4%
Horiba Ltd.	14,484	867,229
New Zealand: 1.9%
Contact Energy Ltd.	287,410	1,395,284
Mercury NZ Ltd. †	259,702	1,027,798
Meridian Energy Ltd.	493,720	1,625,162
		4,048,244
Norway: 0.4%
NEL ASA * †	652,424	886,915
Portugal: 1.0%
EDP Renovaveis SA	93,742	2,151,109
South Korea: 6.5%
Hanwha Galleria Co. Ltd. *	41,680	68,194
Hanwha Solutions Corp. *∞	36,957	1,524,439
Samsung SDI Co. Ltd.	21,206	12,045,828
		13,638,461
Spain: 8.7%
Acciona SA †	9,636	1,936,838
Atlantica Sustainable Infrastructure Plc (USD)	26,276	776,719
Iberdrola SA	1,254,915	15,661,587
		18,375,144
Sweden: 3.0%
Nibe Industrier AB	563,754	6,432,157
Switzerland: 0.3%
Landis+Gyr Group AG	8,351	643,740
Taiwan: 0.3%
Simplo Technology Co. Ltd.	66,000	658,366
Thailand: 0.7%
Energy Absolute PCL (NVDR)	698,900	1,554,874
United Kingdom: 1.2%
Drax Group Plc	128,388	966,590
Johnson Matthey Plc	59,439	1,460,594
		2,427,184
United States: 36.9%
Array Technologies, Inc. * †	44,059	964,011
Badger Meter, Inc.	7,318	891,479
Bloom Energy Corp. * †	46,083	918,434
Brookfield Renewable Corp. †	44,370	1,550,732
ChargePoint Holdings, Inc. *	85,364	893,761
EnerSys	12,598	1,094,514
Enphase Energy, Inc. *	41,561	8,739,447
First Solar, Inc. *	32,045	6,969,787
Fisker, Inc. * †	57,138	350,827
FuelCell Energy, Inc. * †	129,874	370,141
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	26,645	762,047

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VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United States (continued)
Installed Building Products, Inc.	5,635	$642,559
Lucid Group, Inc. * †	214,362	1,723,470
NextEra Energy, Inc.	218,300	16,826,564
Nikola Corp. * †	166,629	201,621
Ormat Technologies, Inc. †	14,890	1,262,225
Owens Corning	26,931	2,579,990
Plug Power, Inc. * †	166,780	1,954,662
QuantumScape Corp. * †	105,549	863,391
Rivian Automotive, Inc. *	139,950	2,166,426
SolarEdge Technologies, Inc. * †	19,726	5,995,718
Sunnova Energy International, Inc. * †	22,884	357,448
Sunrun, Inc. * †	59,427	1,197,454
	Number of Shares	Value
United States (continued)
Tesla, Inc. *	89,059	$18,476,180
		77,752,888
Total Common Stocks (Cost: $232,393,426)		210,936,433

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.9%
Money Market Fund: 4.9% (Cost: $10,414,737)
State Street Navigator Securities Lending Government Money Market Portfolio	10,414,737	10,414,737

Total Investments: 104.9% (Cost: $242,808,163)		221,351,170
Liabilities in excess of other assets: (4.9)%		(10,432,661)
NET ASSETS: 100.0%		$210,918,509

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $26,625,212.
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $8,760,650, or 4.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Utilities	38.2%	$80,518,024
Consumer Discretionary	23.2	48,974,964
Information Technology	20.8	43,804,035
Industrials	16.1	33,892,330
Materials	1.4	2,985,033
Financials	0.3	762,047
	100.0%	$210,936,433
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